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                     [MASSMUTUAL LETTERHEAD APPEARS HERE]


                                             May 1, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company
    Massachusetts Mutual Variable Annuity Separate Account 1 (Flex Annuity) File No. 2-75412
    Massachusetts Mutual Variable Annuity Separate Account 2 (Flex Annuity) File No. 2-75413

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Annuity Separate Accounts 1 & 2 - Flex Annuity (the "Separate Accounts"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Accounts otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 17 to the Form N-4 registration statement for the Separate Accounts that was filed electronically with the Securities and Exchange Commission on or about April 24, 1998.


Sincerely,

/s/ Lynn S. Mercier
Lynn S. Mercier
Attorney